Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,112,000
Previously Paid Amount	0.00
Total Fee Amount	935.75
Total Offset Amount	0.00
Net Fee	935.75
Narrative - Max Aggregate Offering Price	$ 6,112,000
Final Prospectus	true